Organization and principal activities (Tables)	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of March 31, 2021, the Company’s principal subsidiaries, consolidated VIEs and major VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding
Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd.	Nanjing, the PRC	November 2019	51%	Biotechnology research and development

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development
Tianjing Guangcheng Information Technology Co., Ltd.	Tianjin, the PRC	June 2017	100%	Sales of merchandise
Nanjing Cuida Biotechnology Co. Ltd.(“Cuida”)	Nanjing, the PRC	April 2017	70%	Biotechnology extension services
Taizhou Xingmu Biotechnology Co., Ltd.	Taizhou, the PRC	November 2019	80%	Biotechnology research and development

Schedule of Variable Interest Entities
The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	36,977	17,886
Accounts receivable, net	36,682	63,331
Amounts due from related parties	4,752	11,466
Inventories, net	38,400	11,349
Prepayments and other current assets	47,215	45,098
Property and equipment, net	4,933	8,372
Intangible assets	1,315	909
Operating lease right-of-use assets	13,565	27,736
Goodwill	494	494
Long-term investments	73,432	74,330
Other non-current asset	1,004	2,433

Total assets	258,769	263,404

	As of March 31,
	2020	2021
	RMB	RMB
Short-term borrowings	2,761	3,484
Accounts payable	331,760	439,879
Amounts due to related parties, current	45	910
Salary and welfare payable	3,789	4,851
Accrued liabilities and other current liabilities	116,516	225,709
Contract liabilities	7,621	3,706
Operating lease liabilities, current	6,652	6,058
Deferred tax liabilities	2,593	1,852
Operating lease liabilities, non-current	5,375	19,997
Long-term debt	982	872
Other debts, non-current	147,774	415,122
Amounts due to related parties, non-current	10,450	—

Total liabilities	636,318	1,122,440

	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Total revenues	761,121	672,093	783,892
Cost of revenues	(557,275)	(509,168)	(670,319)
Net loss	150,002	61,805	166,502

Net cash used in operating activities	(108,063)	22,099	88,703
Net cash used in investing activities	(12,722)	(43,435)	(37,214)
Net cash provided by financing activities	118,070	44,228	(70,434)
Effects of foreign exchange rate changes on cash and cash equivalents	3,826	(8,268)	(146)

Net increase in cash and cash equivalents	1,111	14,624	(19,091)
Cash and cash equivalents at beginning of the year	21,242	22,353	36,977

Cash and cash equivalents at end of the year	22,353	36,977	17,886